PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Cavern Storage and Other	Assets Under Construction(1)	Total
Cost
Balance at December 31, 2020	429	9,206	8,907	1,993	1,109	21,644
Additions and transfers	28	92	469	144	(177)	556
Change in decommissioning provision	—	8	25	6	—	39
Foreign exchange adjustments	—	(5)	2	—	—	(3)
Dispositions and other	(1)	(22)	(19)	(59)	(17)	(118)
Balance at December 31, 2021	456	9,279	9,384	2,084	915	22,118
Additions and transfers	22	703	264	83	(499)	573
Disposition (Note 9)	(1)	(475)	(2,440)	(104)	(20)	(3,040)
Change in decommissioning provision	—	(17)	(84)	(18)	—	(119)
Other	(2)	(56)	(201)	(31)	(29)	(319)
Foreign exchange	6	61	26	—	—	93
Balance at December 31, 2022	481	9,495	6,949	2,014	367	19,306

Depreciation
Balance at December 31, 2020	21	1,547	1,118	409	—	3,095
Depreciation	5	192	232	82	—	511
Impairment	—	283	85	12	—	380
Dispositions and other	—	(7)	(14)	(40)	—	(61)
Balance at December 31, 2021	26	2,015	1,421	463	—	3,925
Depreciation	6	194	211	78	—	489
Disposition (Note 9)	—	(85)	(384)	(38)	—	(507)
Other	—	(37)	(63)	(19)	—	(119)
Balance at December 31, 2022	32	2,087	1,185	484	—	3,788

Carrying amounts
Balance at December 31, 2021	430	7,264	7,963	1,621	915	18,193
Balance at December 31, 2022	449	7,408	5,764	1,530	367	15,518

Assets subject to operating leases
December 31, 2021	8	297	466	163	—	934
December 31, 2022	41	629	509	156	—	1,335
(1)    At December 31, 2022, the movement in Assets Under Construction includes $14 million in assets transferred to finance lease receivables (2021: $90 million).